CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 2,120,159	$ 2,020,251	$ 4,210,545	$ 3,998,829
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,493,600	1,429,540	2,964,967	2,825,086
Selling, general and administrative	194,458	187,806	371,808	387,812
Depreciation and amortization	149,635	145,059	298,816	290,185
Transaction and integration related	6,820	12,701	13,811	24,083
Restructuring	45,789	35,661	45,789	45,390
Total costs and expenses	1,890,302	1,810,767	3,695,191	3,572,556
Income from operations	229,857	209,484	515,354	426,273
Interest income	1,237	949	3,167	2,021
Interest expense	(60,840)	(85,206)	(132,505)	(171,757)
Income before income tax expense	170,254	125,227	386,016	256,537
Income tax expense	(23,344)	(9,629)	(51,668)	(23,902)
Income before share of losses from equity method investments	146,910	115,598	334,348	232,635
Share of losses from equity method investments	0	0	0	(383)
Net income	$ 146,910	$ 115,598	$ 334,348	$ 232,252
Net income per Ordinary Share (note 13):
Basic (in USD per share)	$ 1.78	$ 1.41	$ 4.04	$ 2.84
Diluted (in USD per share)	$ 1.76	$ 1.40	$ 4.02	$ 2.81
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	82,738,765	81,999,746	82,658,984	81,892,662
Diluted (in shares)	83,360,841	82,627,933	83,260,144	82,617,391